Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories
5. Inventories

Inventories consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Products	309,160	377,668
Packing materials and others	2,911	7,004

Inventories	312,071	384,672

Inventories write-downs are recorded in cost of products in the consolidated statements of operations, which were RMB21,125, RMB38,759 and RMB42,313 for the years ended December 31, 2015, 2016 and 2017, respectively.